Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenues
Revenues - Disaggregation of revenues (Table)

The following table shows the net revenues earned from time and voyage charters contracts for the six-month periods ended June 30, 2021 and 2020:

	For the six-month periods ended June 30,
	2021	2020
Time charters	71,728	70,257
Voyage charters	6,238	—
Total Revenues	77,966	70,257